MAINLAND CHINA CONTRIBUTION PLAN (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017
Defined Contribution Plan, Cost	$ 173,050	$ 108,463	$ 63,923